Fair Value Measurements	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
5.	Fair Value Measurements
The Plan measures the fair value of Plan assets as the price that would be received to sell an asset in the principal market for that asset. These measurements are classified into a hierarchy framework by the inputs used to perform the fair value calculation. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:

•	Quoted prices for similar assets in active markets;

•	Quoted prices for identical or similar assets in inactive markets;

•	Inputs, other than quoted prices, that are observable for the asset; and

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of the input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for these items, as well as the general classification of such items pursuant to the fair value hierarchy:
Mutual funds — Valued at the net asset value (NAV) of shares held by the Plan at year end and are classified within Level 1 in the fair value hierarchy tables below.
Flowers Foods, Inc. Common Stock — Valued at the closing price reported on the active market on which the security is traded and is classified within Level 1 in the fair value hierarchy tables below.
Collective investment trust — The investments include a stable value fund and a series of target retirement trusts. The fair values of participation units held in the stable value fund are based on NAV to reflect all fund investments at fair value, including direct and indirect interests in fully benefit-responsive contracts. The stable value fund generally permits redemptions daily. If the fund experiences periods of insufficient liquidity, then the stable value fund may defer honoring any payment request until liquidity is sufficient. The Plan is permitted to redeem investment units at NAV on the measurement date. The fair value of the units held in the target retirement trusts are based on NAV of the underlying portfolio securities to reflect all fund investments at fair value. The retirement trusts permit redemptions daily. The Plan is permitted to redeem investment units at NAV on the valuation date.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan Sponsor believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables present the fair value of the Plan assets recorded at fair value on a recurring basis segregated among the appropriate levels within the fair value hierarchy as of December 31, 2024, and 2023:

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$289,902,003	$—	$—	$289,902,003
Flowers Foods, Inc. Common Stock Fund	33,758,334	—	—	33,758,334
Investments measured at net asset value (1)	—	—	—	535,655,589

Total investments at fair value	$323,660,337	$—	$—	$859,315,926

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Mutual funds	$268,942,119	$—	$—	$268,942,119
Flowers Foods, Inc. Common Stock Fund	41,258,348	—	—	41,258,348
Investments measured at net asset value (1)	—	—	—	484,397,617

Total investments at fair value	$310,200,467	$—	$—	$794,598,084

(1)
In accordance with ASC
820-10,
certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV, as practical expedient, per share as of December 31,2024 and 2023, respectively.
As of December 31, 2024:

	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund	$56,346,493	N/A	Daily	30 days
Geneva Small Cap Growth Collective Fund C	16,954,975	N/A	Daily	30 days
Harbor Capital Appreciation CIT 4	1	N/A	Daily	30 days
Harbor Capital Appreciation CIT R	95,125,412	N/A	Daily	30 days
Vanguard Target Retire 2020 Trust II	15,478,517	N/A	Daily	30 days
Vanguard Target Retire 2025 Trust II	47,214,981	N/A	Daily	30 days
Vanguard Target Retire 2030 Trust II	72,060,031	N/A	Daily	30 days
Vanguard Target Retire 2035 Trust II	56,507,539	N/A	Daily	30 days
Vanguard Target Retire 2040 Trust II	40,972,532	N/A	Daily	30 days
Vanguard Target Retire 2045 Trust II	37,642,663	N/A	Daily	30 days
Vanguard Target Retire 2050 Trust II	38,038,323	N/A	Daily	30 days
Vanguard Target Retire 2055 Trust II	32,578,400	N/A	Daily	30 days
Vanguard Target Retire 2060 Trust II	16,052,693	N/A	Daily	30 days
Vanguard Target Retire 2065 Trust II	5,528,499	N/A	Daily	30 days
Vanguard Target Retirement Trust II	4,268,076	N/A	Daily	30 days
Vanguard Instl Target Retire 2070 Trust II	886,454	N/A	Daily	30 days

	$535,655,589

As of December 31, 2023:

	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Putnam Stable Value Fund	$63,370,888	N/A	Daily	30 days
Geneva Small Cap Growth Collective Fund C	15,929,183	N/A	Daily	30 days
Harbor Capital Appreciation CIT 4	81,011,629	N/A	Daily	30 days
Vanguard Target Retire 2020 Trust II	17,049,908	N/A	Daily	30 days
Vanguard Target Retire 2025 Trust II	47,711,672	N/A	Daily	30 days
Vanguard Target Retire 2030 Trust II	65,821,686	N/A	Daily	30 days
Vanguard Target Retire 2035 Trust II	48,468,735	N/A	Daily	30 days
Vanguard Target Retire 2040 Trust II	36,110,343	N/A	Daily	30 days
Vanguard Target Retire 2045 Trust II	30,631,440	N/A	Daily	30 days
Vanguard Target Retire 2050 Trust II	31,251,825	N/A	Daily	30 days
Vanguard Target Retire 2055 Trust II	26,982,429	N/A	Daily	30 days
Vanguard Target Retire 2060 Trust II	12,286,592	N/A	Daily	30 days
Vanguard Target Retire 2065 Trust II	3,248,430	N/A	Daily	30 days
Vanguard Target Retirement Trust II	4,271,885	N/A	Daily	30 days
Vanguard Instl Target Retire 2070 Trust II	250,972	N/A	Daily	30 days

	$484,397,617